Revenue from Contracts with Customers - Details of Incremental Costs of Obtaining Contract Recognized As Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Incremental costs of obtaining a contract	₩ 1,557	₩ 1,722